ACCOUNTING POLICIES - Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended					12 Months Ended
	Dec. 31, 2011 Vessels Y	Dec. 31, 2011 Deferred drydocking expenditure Y	Dec. 31, 2011 Office equipment and fittings Y	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Newbuildings	Dec. 31, 2010 Newbuildings	Dec. 31, 2009 Newbuildings	Dec. 31, 2011 Vessel to FSRU retrofitting	Dec. 31, 2010 Vessel to FSRU retrofitting	Dec. 31, 2009 Vessel to FSRU retrofitting
Property and equipment:
Drydocking expense reimbursement period				2 years	5 years
Interest costs capitalized during period						$ 3.6	$ 0	$ 0	$ 1.9	$ 0.5	$ 1.3
Useful life of property and equipment, minimum (in years)	40	2	3
Useful life of property and equipment, maximum (in years)	50	5	6